Derivative Instruments and Other Hedging Activities - Effect of Hedging Instruments on Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)	$ 0	$ 0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		(392)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(1)	1
Amount of Gain (Loss) Recognized in Income on Derivatives	(1)	209	(1)
Not Designated as Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(6,451)	(1,757)
Not Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member] | Other Income (Expense) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2,513	2,991
Not Designated as Hedging Instruments [Member] | Forward Sale Contracts [Member] | Mortgage Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(3,225)	(1,716)
Not Designated as Hedging Instruments [Member] | Written and Purchased Options [Member] | Mortgage Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(5,739)	(3,032)
Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)	0	0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		(392)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ (1)	$ 1